Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
MassMutual Premier Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Core Bond Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Core Bond Fund
(the “Funds”)
Supplement dated May 13, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Strategy [Heading]	rr_StrategyHeading	The following information replaces similar information for the MassMutual Premier Core Bond Fund found on page 20 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, but not limited to, futures contracts and forward contracts, including derivatives thereof  (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes or as a substitute for direct investments). The Fund may invest in common stocks, exchange-traded funds (“ETFs”), or other equity securities and derivatives thereof for hedging purposes or to enhance total return. Use of derivatives by the Fund may create investment leverage.

Risk [Heading]	rr_RiskHeading	The following language, which had previously been removed, is added for the MassMutual Premier Core Bond Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on page 22:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment in a particular country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, and other conditions than the U.S. market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE